Fair Value of Assets and Liabilities - Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,448,168	$ 1,416,345
Loans held-for-sale	16,273	20,881
Securities available-for-sale (a)	4,626,470	5,170,255
Securities available-for-sale (a)		5,170,255
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	16,273	20,881
Securities available-for-sale (a)	4,626,470
Securities available-for-sale (a)		4,931,402
Total other assets	141,494	121,456
Total assets	6,232,405	6,490,084
Total other liabilities	133,713	85,061
Total liabilities	469,093	723,576
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	0	0
Securities available-for-sale (a)	0
Securities available-for-sale (a)		27,017
Total other assets	88,845	49,983
Total assets	88,845	77,000
Total other liabilities	30,236	9,535
Total liabilities	30,236	9,535
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	0	1,955
Securities available-for-sale (a)	4,616,568
Securities available-for-sale (a)		4,903,115
Total other assets	52,649	71,473
Total assets	6,115,861	6,390,737
Total other liabilities	71,937	69,881
Total liabilities	407,317	708,396
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	16,273	18,926
Securities available-for-sale (a)	9,902
Securities available-for-sale (a)		1,270
Total other assets	0	0
Total assets	27,699	22,347
Total other liabilities	31,540	5,645
Total liabilities	31,540	5,645
Trading securities—mortgage banking | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,524	2,151
Trading securities—mortgage banking | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Trading securities—mortgage banking | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Trading securities—mortgage banking | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,524	2,151
Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,446,644	1,414,194
Total trading liabilities - fixed income	335,380	638,515
Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,446,644	1,414,194
Total trading liabilities - fixed income	335,380	638,515
Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
U.S. treasuries | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	98
Securities available-for-sale (a)		99
U.S. treasuries | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
U.S. treasuries | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	98
Securities available-for-sale (a)		99
U.S. treasuries | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
U.S. treasuries | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	169,799	128,995
Total trading liabilities - fixed income	207,739	506,679
U.S. treasuries | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
U.S. treasuries | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	169,799	128,995
Total trading liabilities - fixed income	207,739	506,679
U.S. treasuries | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
Government agency issued mortgage-backed securities (“MBS”) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	2,420,106
Securities available-for-sale (a)		2,577,376
Government agency issued mortgage-backed securities (“MBS”) | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Government agency issued mortgage-backed securities (“MBS”) | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	2,420,106
Securities available-for-sale (a)		2,577,376
Government agency issued mortgage-backed securities (“MBS”) | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Government agency issued mortgage-backed securities (“MBS”) | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	133,373	227,038
Government agency issued mortgage-backed securities (“MBS”) | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Government agency issued mortgage-backed securities (“MBS”) | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	133,373	227,038
Government agency issued mortgage-backed securities (“MBS”) | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Government agency issued collateralized mortgage obligations (“CMO”) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	1,958,695
Securities available-for-sale (a)		2,269,858
Government agency issued collateralized mortgage obligations (“CMO”) | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Government agency issued collateralized mortgage obligations (“CMO”) | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	1,958,695
Securities available-for-sale (a)		2,269,858
Government agency issued collateralized mortgage obligations (“CMO”) | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Government agency issued collateralized mortgage obligations (“CMO”) | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	330,456	275,014
Government agency issued collateralized mortgage obligations (“CMO”) | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Government agency issued collateralized mortgage obligations (“CMO”) | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	330,456	275,014
Government agency issued collateralized mortgage obligations (“CMO”) | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Other U.S. Government Agencies | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	149,786
Other U.S. Government Agencies | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Other U.S. Government Agencies | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	149,786
Other U.S. Government Agencies | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Other U.S. Government Agencies | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	76,733	54,699
Total trading liabilities - fixed income	98
Other U.S. Government Agencies | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0
Other U.S. Government Agencies | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	76,733	54,699
Total trading liabilities - fixed income	98
Other U.S. Government Agencies | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0
AFS securities recorded at fair value through earnings: | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	32,573
AFS securities recorded at fair value through earnings: | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
AFS securities recorded at fair value through earnings: | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	32,573
AFS securities recorded at fair value through earnings: | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
AFS securities recorded at fair value through earnings: | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	54,234	34,573
AFS securities recorded at fair value through earnings: | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
AFS securities recorded at fair value through earnings: | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	54,234	34,573
AFS securities recorded at fair value through earnings: | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Corporates and other debt | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	55,310
Securities available-for-sale (a)		55,782
Corporates and other debt | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Corporates and other debt | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	55,310
Securities available-for-sale (a)		55,782
Corporates and other debt | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
Corporates and other debt | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	682,068	693,877
Total trading liabilities - fixed income	127,543	131,836
Corporates and other debt | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
Corporates and other debt | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	682,068	693,877
Total trading liabilities - fixed income	127,543	131,836
Corporates and other debt | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Total trading liabilities - fixed income	0	0
SBA - interest only strips | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	9,902
Securities available-for-sale (a)		1,270
SBA - interest only strips | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
SBA - interest only strips | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	0
Securities available-for-sale (a)		0
SBA - interest only strips | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	9,902
Securities available-for-sale (a)		1,270
Equity, Mutual Funds, And Other | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)		27,017
Total other assets	22,248
Equity, Mutual Funds, And Other | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)		27,017
Total other assets	22,248
Equity, Mutual Funds, And Other | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)		0
Total other assets	0
Equity, Mutual Funds, And Other | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)		0
Total other assets	0
Equity, Mutual Funds, And Other | Fixed Income | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	(19)	(2)
Equity, Mutual Funds, And Other | Fixed Income | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Equity, Mutual Funds, And Other | Fixed Income | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	(19)	(2)
Equity, Mutual Funds, And Other | Fixed Income | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Deferred compensation assets | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	37,771	39,822
Deferred compensation assets | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	37,771	39,822
Deferred compensation assets | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Deferred compensation assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Derivatives, forwards and futures | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	28,826	10,161
Total other liabilities	30,236	9,535
Derivatives, forwards and futures | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	28,826	10,161
Total other liabilities	30,236	9,535
Derivatives, forwards and futures | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, forwards and futures | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, interest rate contracts | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	52,214	71,473
Total other liabilities	71,853	69,842
Derivatives, interest rate contracts | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, interest rate contracts | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	52,214	71,473
Total other liabilities	71,853	69,842
Derivatives, interest rate contracts | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Total other liabilities	0	0
Derivatives, other | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	435
Total other liabilities	31,624	5,684
Derivatives, other | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0
Total other liabilities	0	0
Derivatives, other | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	435
Total other liabilities	84	39
Derivatives, other | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0
Total other liabilities	$ 31,540	$ 5,645